Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Keeley Mid Cap Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Mid Cap Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Mid Cap Dividend Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from the Fund’s commencement of operations (October 3, 2011) through its fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 13.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.74%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to pursue its investment objective by investing in companies with a mid-size market capitalization, which the Adviser currently defines as between $1.5 billion and $15 billion, and that currently pay or are reasonably expected to pay dividends to shareholders. The Adviser looks for stocks with sustainable, expected growth in earnings and dividends and attempts to buy them when they are temporarily out-of-favor or undervalued by the market. Under normal market conditions, the Fund will invest no less than 80% of its net assets plus the amount of any borrowings for investment purposes in “dividend-paying” common stocks and other equity type securities (including preferred stock) of mid-size market capitalization. “Dividend-paying” common stocks have one or more of the following characteristics: (i) attractive dividend yields that are, in the opinion of the Adviser, relatively stable or expected to grow; (ii) that pay a small dividend, but could grow their dividend over the next few years; and (iii) that pay no dividend, but may initiate a dividend or return cash to shareholders in other ways, such as through a share repurchase program. The Adviser reasonably expects that a company will pay a dividend or return cash to shareholders in other ways based upon the company’s operating history, its growth and profitability opportunities, and its history of sales, profits and dividend payments. As long as an investment continues to meet the Fund’s other investment criteria set forth below, the Fund may choose to hold such securities even if the company’s capitalization moves outside the $1.5 billion to $15 billion capitalization range. If less than 80% of the Fund’s assets (plus the amount of any borrowings for investment purposes) are invested in companies with a mid-size market capitalization, the Fund will not invest in companies other than those with a mid-size market capitalization until the 80% threshold is restored.

Each stock is judged on its potential for above-average capital appreciation. In addition, the Adviser believes that a track record of dividend increases is an excellent indicator of a company’s financial health and growth prospects, and that over the long-term, income can contribute significantly to total return. Dividends also can help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling. The Fund intends to pay the dividends it receives at least annually. The Fund will seek to invest in securities of mid-cap, undervalued companies that meet certain criteria identified by the Adviser from time to time. It is the Adviser’s intention typically to hold securities for more than two years. However, the Adviser may sell securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in mid-cap securities presents more risk than investing in more established or large-cap company securities. Mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Any repeal or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund. Also, the companies held by the Fund may reduce or stop paying dividends, which may affect the Fund’s ability to generate income. The Adviser’s approach in selecting dividend-paying securities may go out of favor with investors. This may cause the Fund to underperform relative to other mutual funds that do not emphasize dividend-paying stocks.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund has performed during its first calendar year of operation. The table compares the Fund’s performance with that of the Russell Midcap® Value Index, an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KMDVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
1Q 2012	9.12%	2Q 2012	(2.95)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY MID CAP DIVIDEND VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Mid Cap Dividend Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	585
3 Years	rr_ExpenseExampleYear03	1,157
5 Years	rr_ExpenseExampleYear05	1,755
10 Years	rr_ExpenseExampleYear10	3,365
2012	rr_AnnualReturn2012	15.04%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
1 Year	rr_AverageAnnualReturnYear01	9.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	19.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[3]
Keeley Mid Cap Dividend Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	665
5 Years	rr_ExpenseExampleYear05	1,241
10 Years	rr_ExpenseExampleYear10	2,807
1 Year	rr_AverageAnnualReturnYear01	15.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	24.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[3]
Keeley Mid Cap Dividend Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	19.22%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[3],[4]
Keeley Mid Cap Dividend Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	16.63%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[3],[4]
Keeley Mid Cap Dividend Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	30.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2011	[3]

[1]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.39% for Class A Shares and 1.14% for Class I Shares. The waivers are in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[2]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[3]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.